Segment Information - Summary of Internal Revenue and Costs Recorded by Each Reportable Segment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Internal revenue recorded by
Internal cost	£ 20,004	£ 20,339	£ 20,892
Internal revenue	23,428	23,723	24,062
Internal Revenue and Cost [Member]
Internal revenue recorded by
Internal cost	3,341	3,560	3,656
Internal revenue	3,341	3,560	3,656
Internal Revenue and Cost [Member] | Consumer [Member]
Internal revenue recorded by
Internal cost	983	1,026	1,058
Internal Revenue and Cost [Member] | Enterprise [Member]
Internal revenue recorded by
Internal cost	470	545	598
Internal Revenue and Cost [Member] | Global Services [Member]
Internal revenue recorded by
Internal cost	183	196	249
Internal Revenue and Cost [Member] | Openreach [Member]
Internal revenue recorded by
Internal cost	177	173	165
Internal Revenue and Cost [Member] | Other [Member]
Internal revenue recorded by
Internal cost	1,528	1,620	1,586
Internal Revenue and Cost [Member] | Consumer [Member]
Internal revenue recorded by
Internal revenue	107	103	100
Internal Revenue and Cost [Member] | Consumer [Member] | Enterprise [Member]
Internal revenue recorded by
Internal cost	69	65	62
Internal revenue	69	65	62
Internal Revenue and Cost [Member] | Consumer [Member] | Global Services [Member]
Internal revenue recorded by
Internal cost	20	20	20
Internal revenue	20	20	20
Internal Revenue and Cost [Member] | Consumer [Member] | Other [Member]
Internal revenue recorded by
Internal cost	18	18	18
Internal revenue	18	18	18
Internal Revenue and Cost [Member] | Enterprise [Member]
Internal revenue recorded by
Internal revenue	359	441	480
Internal Revenue and Cost [Member] | Enterprise [Member] | Consumer [Member]
Internal revenue recorded by
Internal cost	63	130	148
Internal revenue	63	130	148
Internal Revenue and Cost [Member] | Enterprise [Member] | Global Services [Member]
Internal revenue recorded by
Internal cost	51	51	71
Internal revenue	51	51	71
Internal Revenue and Cost [Member] | Enterprise [Member] | Openreach [Member]
Internal revenue recorded by
Internal cost	177	173	165
Internal revenue	177	173	165
Internal Revenue and Cost [Member] | Enterprise [Member] | Other [Member]
Internal revenue recorded by
Internal cost	68	87	96
Internal revenue	68	87	96
Internal Revenue and Cost [Member] | Openreach [Member]
Internal revenue recorded by
Internal revenue	2,875	3,016	3,076
Internal Revenue and Cost [Member] | Openreach [Member] | Consumer [Member]
Internal revenue recorded by
Internal cost	920	896	910
Internal revenue	920	896	910
Internal Revenue and Cost [Member] | Openreach [Member] | Enterprise [Member]
Internal revenue recorded by
Internal cost	401	480	536
Internal revenue	401	480	536
Internal Revenue and Cost [Member] | Openreach [Member] | Global Services [Member]
Internal revenue recorded by
Internal cost	112	125	158
Internal revenue	112	125	158
Internal Revenue and Cost [Member] | Openreach [Member] | Other [Member]
Internal revenue recorded by
Internal cost	1,442	1,515	1,472
Internal revenue	£ 1,442	£ 1,515	£ 1,472